Securities Sold Under Repurchase Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 616,208	$ 469,152
Maximum amount outstanding at any month end	713,772	544,418
Collateralized Securities, Book Value of Securities Sold	793,546	694,112
Collateralized securities, Fair Value of Securities Sold	702,566	609,701
Repurchase Borrowing, Balance of Liability	$ 535,322	$ 530,416
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.12%	3.78%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 775,760	$ 667,647
Collateralized securities, Fair Value of Securities Sold	687,091	587,673
Repurchase Borrowing, Balance of Liability	$ 523,152	$ 518,650
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.09%	3.76%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 15,872	$ 24,842
Collateralized securities, Fair Value of Securities Sold	13,604	20,454
Repurchase Borrowing, Balance of Liability	$ 11,100	$ 10,696
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	4.75%	4.50%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 1,914	$ 1,623
Collateralized securities, Fair Value of Securities Sold	1,871	1,574
Repurchase Borrowing, Balance of Liability	$ 1,070	$ 1,070
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	4.00%	4.00%